Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Operating Leases:
Minimum Rent Payments Due, 2011	$ 5,478,000
Minimum Rent Payments Due, 2012	4,285,000
Minimum Rent Payments Due, 2013	4,431,000
Minimum Rent Payments Due, 2014	4,736,000
Minimum Rent Payments Due, 2015	4,729,000
Minimum Rent Payments Due, Thereafter	320,928,000
Minimum Rent Payments Due, Total	344,587,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2011	1,457,000
Deferred Compensation Due, 2012	1,770,000
Deferred Compensation Due, 2013	1,485,000
Deferred Compensation Due, 2014	1,667,000
Deferred Compensation Due, 2015	1,677,000
Deferred Compensation Due, Thereafter	9,182,000
Deferred Compensation Due, Total	17,248,000
Commitments and Contingencies (Textuals) [Abstract]
300 properties designed and built in violation of accessibility requirements	300
$0.7 million additional reserve	700,000
$2.9 million of paid claims	2,900,000
$1.2 million released of reserves	1,200,000
$3.3 million reserve balance	3,300,000
Four projects in various stages of development	4
1,700 units in various stages of development	717
Various stages of development with estimated completion dates ranging through June 30, 2011	Sep. 30, 2012
Total operating lease payments	7,600,000	8,400,000	8,300,000
Compensation expense, Recognized	900,000	1,200,000	(400,000)
Amounts accrued for legal issues	$ 0